Consolidated Balance Sheets (Parentheticals)	Oct. 31, 2018 USD ($) $ / shares shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, issued (in shares)	2,342,264
Preferred stock, outstanding (in shares)	2,342,264
Preferred stock, liquidation | $	$ 11,239,060
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, authorized (in shares)	15,000,000
Common stock, issued (in shares)	7,576,289
Common stock, outstanding (in shares)	7,576,289
Redeemable Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, issued (in shares)	2,342,264
Preferred stock, outstanding (in shares)	2,342,264
Preferred stock, liquidation | $	$ 11,239,060